Convertible Redeemable Preferred Shares - Summary of Preferred Shares Activities (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	566,893,175	566,893,175	489,500,425	104,034,125
Beginning balance	¥ 9,693,478	¥ 9,693,478	¥ 6,979,473	¥ 510,598
Issuance of Preferred Shares of Series A-1 and A-2 on January 5, 2018,Shares				79,473,775
Issuance of Preferred Shares of Series A-1 and A-2 on January 5, 2018				¥ 560,000
Extinguishment of mezzanine equity upon the completion of the issuance of Series A-1 and A-2 on January 5, 2018				(474,376)
Recognition of mezzanine equity upon the completion of the issuance of Series A-1 and A-2 on January 5, 2018				¥ 508,923
Issuance of Preferred Shares of Series B on March 26 2018,Shares				160,481,700
Issuance of Preferred Shares of Series B on March 26 2018				¥ 1,823,954
Modification of mezzanine equity upon the completion of the issuance of Series B on March 26, 2018				(25,045)
Extinguishment of mezzanine equity upon the completion of the issuance of Series B on March 26, 2018				(25,021)
Recognition of mezzanine equity at fair value upon the completion of the issuance of Series B on March 26, 2018				¥ 33,395
Issuance of Preferred Shares of Series B-1 and B-2 on August 1, 2018,Shares				171,436,325
Issuance of Preferred Shares of Series B-1 and B-2 on August 1, 2018				¥ 3,406,312
Accretion on Preferred Shares to redemption value				¥ 705,329
Derecognition of mezzanine equity classified as Preferred Shares,Shares				(10,172,500)
Derecognition of mezzanine equity classified as Preferred Shares				¥ (33,395)
Derecognition of mezzanine equity classified as Redeemable Ordinary Shares,Shares				(15,753,000)
Derecognition of mezzanine equity classified as Redeemable Ordinary Shares				¥ (11,201)
Issuance of Preferred Shares post extinguishment,Shares			79,590,650
Issuance of Preferred Shares post extinguishment			¥ 1,801,402
Accretion on Preferred Shares to redemption value post extinguishment	285,293	¥ 2,157,744	¥ 961,050
Repurchase of the Preferred Shares,Shares			(2,197,900)
Repurchase of the Preferred Shares			¥ (48,447)
Issuance of Preferred Shares of Series C,Shares		234,840,210
Issuance Of Preferred Shares Of Series C Value		¥ 6,639,361
Accretion on Preferred Shares to Redemption Value post Extinguishment	¥ 285,293	¥ 2,157,744	¥ 961,050
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares		(801,733,385)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO		¥ (18,490,583)
Ending balance (Shares)	566,893,175	0	566,893,175	489,500,425
Ending balance	¥ 9,978,771	¥ 0	¥ 9,693,478	¥ 6,979,473
Redeemable Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)				15,753,000
Beginning balance				¥ 11,201
Derecognition of mezzanine equity classified as Redeemable Ordinary Shares,Shares				(15,753,000)
Derecognition of mezzanine equity classified as Redeemable Ordinary Shares				¥ (11,201)
Ending balance (Shares)		0
Ending balance		¥ 0
Series A Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	78,108,625	78,108,625	78,108,625	88,281,125
Beginning balance	¥ 597,559	¥ 597,559	¥ 532,353	¥ 499,397
Extinguishment of mezzanine equity upon the completion of the issuance of Series A-1 and A-2 on January 5, 2018				(474,376)
Recognition of mezzanine equity upon the completion of the issuance of Series A-1 and A-2 on January 5, 2018				508,923
Modification of mezzanine equity upon the completion of the issuance of Series B on March 26, 2018				(12,088)
Extinguishment of mezzanine equity upon the completion of the issuance of Series B on March 26, 2018				(25,021)
Recognition of mezzanine equity at fair value upon the completion of the issuance of Series B on March 26, 2018				33,395
Accretion on Preferred Shares to redemption value				¥ 35,518
Derecognition of mezzanine equity classified as Preferred Shares,Shares				(10,172,500)
Derecognition of mezzanine equity classified as Preferred Shares				¥ (33,395)
Accretion on Preferred Shares to redemption value post extinguishment	25,641	64,863	65,206
Accretion on Preferred Shares to Redemption Value post Extinguishment	¥ 25,641	¥ 64,863	¥ 65,206
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares		(78,108,625)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO		¥ (662,422)
Ending balance (Shares)	78,108,625	0	78,108,625	78,108,625
Ending balance	¥ 623,200	¥ 0	¥ 597,559	¥ 532,353
Series A1 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	67,802,375	67,802,375	67,802,375	0
Beginning balance	¥ 559,654	¥ 559,654	¥ 498,581	¥ 0
Issuance of Preferred Shares of Series A-1 and A-2 on January 5, 2018,Shares				67,802,375
Issuance of Preferred Shares of Series A-1 and A-2 on January 5, 2018				¥ 460,000
Modification of mezzanine equity upon the completion of the issuance of Series B on March 26, 2018				(10,597)
Accretion on Preferred Shares to redemption value				¥ 49,178
Accretion on Preferred Shares to redemption value post extinguishment	24,123	60,854	61,073
Accretion on Preferred Shares to Redemption Value post Extinguishment	¥ 24,123	¥ 60,854	¥ 61,073
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares		(67,802,375)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO		¥ (620,508)
Ending balance (Shares)	67,802,375	0	67,802,375	67,802,375
Ending balance	¥ 583,777	¥ 0	¥ 559,654	¥ 498,581
Series A2 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	11,671,400	11,671,400	11,671,400	0
Beginning balance	¥ 121,257	¥ 121,257		¥ 108,002
Issuance of Preferred Shares of Series A-1 and A-2 on January 5, 2018,Shares				11,671,400
Issuance of Preferred Shares of Series A-1 and A-2 on January 5, 2018				¥ 100,000
Modification of mezzanine equity upon the completion of the issuance of Series B on March 26, 2018				(2,360)
Accretion on Preferred Shares to redemption value				¥ 10,362
Accretion on Preferred Shares to redemption value post extinguishment	5,129	13,635	¥ 13,255
Accretion on Preferred Shares to Redemption Value post Extinguishment	¥ 5,129	¥ 13,635	¥ 13,255
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares		(11,671,400)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO		¥ (134,892)
Ending balance (Shares)	11,671,400	0	11,671,400	11,671,400
Ending balance	¥ 126,386	¥ 0	¥ 121,257
Series B Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	160,481,700	160,481,700	160,481,700	0
Beginning balance	¥ 2,562,098	¥ 2,562,098	¥ 2,274,403	¥ 0
Issuance of Preferred Shares of Series B on March 26 2018,Shares				160,481,700
Issuance of Preferred Shares of Series B on March 26 2018				¥ 1,823,954
Accretion on Preferred Shares to redemption value				¥ 450,449
Accretion on Preferred Shares to redemption value post extinguishment	101,561	332,743	287,695
Accretion on Preferred Shares to Redemption Value post Extinguishment	¥ 101,561	¥ 332,743	¥ 287,695
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares		(160,481,700)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO		¥ (2,894,841)
Ending balance (Shares)	160,481,700	0	160,481,700	160,481,700
Ending balance	¥ 2,663,659	¥ 0	¥ 2,562,098	¥ 2,274,403
Series B1 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	133,272,750	133,272,750	133,272,750	0
Beginning balance	¥ 3,080,443	¥ 3,080,443	¥ 2,685,499	¥ 0
Issuance of Preferred Shares of Series B-1 and B-2 on August 1, 2018,Shares				133,272,750
Issuance of Preferred Shares of Series B-1 and B-2 on August 1, 2018				¥ 2,565,113
Accretion on Preferred Shares to redemption value				¥ 120,386
Accretion on Preferred Shares to redemption value post extinguishment	92,642	586,803	394,944
Accretion on Preferred Shares to Redemption Value post Extinguishment	¥ 92,642	¥ 586,803	¥ 394,944
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares		(133,272,750)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO		¥ (3,667,246)
Ending balance (Shares)	133,272,750	0	133,272,750	133,272,750
Ending balance	¥ 3,173,085	¥ 0	¥ 3,080,443	¥ 2,685,499
Series B2 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	35,965,675	35,965,675	38,163,575	0
Beginning balance	¥ 952,068	¥ 952,068	¥ 880,635	¥ 0
Issuance of Preferred Shares of Series B-1 and B-2 on August 1, 2018,Shares				38,163,575
Issuance of Preferred Shares of Series B-1 and B-2 on August 1, 2018				¥ 841,199
Accretion on Preferred Shares to redemption value				¥ 39,436
Accretion on Preferred Shares to redemption value post extinguishment	22,467	186,043	¥ 119,880
Repurchase of the Preferred Shares,Shares			(2,197,900)
Repurchase of the Preferred Shares			¥ (48,447)
Accretion on Preferred Shares to Redemption Value post Extinguishment	¥ 22,467	¥ 186,043	¥ 119,880
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares		(35,965,675)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO		¥ (1,138,111)
Ending balance (Shares)	35,965,675	0	35,965,675	38,163,575
Ending balance	¥ 974,535	¥ 0	¥ 952,068	¥ 880,635
Series C Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	79,590,650	79,590,650	0	0
Beginning balance	¥ 1,820,399	¥ 1,820,399	¥ 0	¥ 0
Issuance of Preferred Shares post extinguishment,Shares			79,590,650
Issuance of Preferred Shares post extinguishment			¥ 1,801,402
Accretion on Preferred Shares to redemption value post extinguishment	13,730	¥ 912,803	18,997
Issuance of Preferred Shares of Series C,Shares		234,840,210
Issuance Of Preferred Shares Of Series C Value		¥ 6,639,361
Accretion on Preferred Shares to Redemption Value post Extinguishment	¥ 13,730	¥ 912,803	¥ 18,997
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares		(314,430,860)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO		¥ (9,372,563)
Ending balance (Shares)	79,590,650	0	79,590,650	0
Ending balance	¥ 1,834,129	¥ 0	¥ 1,820,399	¥ 0